Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit | $ / shares	1.43
Maximum Aggregate Offering Price	$ 2,145,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 296.22
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares (“Ordinary Shares”) that become issuable under the Registrant’s Employee Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction that results in an increase in the number of outstanding Ordinary Shares.Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.43 per share, which is the average of the high and low prices of the Ordinary Shares on October 17, 2025, as reported on the NYSE American.